Redeemable Convertible Preferred Stock and Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock Reserved For Future Issuance
As of September 30, 2021, the Company had reserved the following shares of common stock for future issuance:

Options outstanding	7,064,945
Options reserved for future issuance	12,730,521
Restricted stock outstanding	156,852
Restricted stock units	164,487
Total authorized shares of common stock reserved for future issuance	20,116,805

As of December 31, 2020, the Company had reserved the following shares of common stock for future issuance:

Conversion of Series A Preferred Stock	10,138,200
Conversion of Series A-1 Preferred Stock	5,512,800
Conversion of Series B Preferred Stock	14,044,200
Options reserved for future issuance	1,938,321
Options outstanding	7,611,258
Restricted stock outstanding	156,852
Total authorized shares of common stock reserved for future issuance	39,401,631